Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares
Numerators
Net Income	¥ 207,657	$ 31,369	¥ 106,151	¥ 61,460
Ordinary shares
Denominators
Weighted average number of shares outstanding-basic	51,578,082	51,578,082	50,000,000	50,000,000
Weighted average number of shares outstanding- diluted	53,547,163	53,547,163	50,000,000	50,000,000
Earnings per share - basic | (per share)	¥ 4.03	$ 0.61	¥ 2.12	¥ 1.23
Earnings Per Share, Diluted | (per share)	¥ 3.88	$ 0.59	¥ 2.12	¥ 1.23
ADS
Denominators
Weighted average number of shares outstanding-basic	25,789,041	25,789,041	25,000,000	25,000,000
Weighted average number of shares outstanding- diluted	26,773,582	26,773,582	25,000,000	25,000,000
Earnings per share - basic | (per share)	¥ 8.05	$ 1.22	¥ 4.25	¥ 2.46
Earnings Per Share, Diluted | (per share)	¥ 7.76	$ 1.17	¥ 4.25	¥ 2.46